Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.47%
Communication services: 1.44%
Entertainment: 1.44%
TKO Group Holdings, Inc. Class A	59,222	$11,921,981
Consumer discretionary: 11.29%
Broadline retail: 0.78%
MercadoLibre, Inc.†	3,778	6,412,739
Diversified consumer services: 1.92%
Liberty Live Holdings, Inc. Class C†	150,536	15,902,623
Hotels, restaurants & leisure: 6.82%
Cava Group, Inc.†	132,736	10,417,121
Dutch Bros, Inc. Class A†	171,040	12,282,383
Hyatt Hotels Corp. Class A	67,711	13,125,100
Viking Holdings Ltd.†	98,377	10,297,121
Wyndham Hotels & Resorts, Inc.	121,854	10,261,325
		56,383,050
Household durables: 0.98%
SharkNinja, Inc.†	53,277	8,112,489
Specialty retail: 0.79%
Burlington Stores, Inc.†	20,626	6,534,317
Financials: 4.12%
Capital markets: 1.79%
Marex Group PLC	106,470	6,489,346
Miami International Holdings, Inc.†	223,554	8,307,267
		14,796,613
Financial services: 2.33%
Affirm Holdings, Inc.†	235,610	19,213,995
Health care: 22.05%
Biotechnology: 8.05%
Ascendis Pharma AS ADR†	40,457	10,790,691
BridgeBio Pharma, Inc.†	91,410	6,808,217
Krystal Biotech, Inc.†	13,601	5,055,084
Madrigal Pharmaceuticals, Inc.†	11,122	5,971,958
Natera, Inc.†	37,909	10,290,398
Neurocrine Biosciences, Inc.†	49,796	8,392,369
TG Therapeutics, Inc.†	76,649	4,211,096
Twist Bioscience Corp.†	109,824	11,298,693
Xenon Pharmaceuticals, Inc.†	61,435	3,708,216
		66,526,722
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Health care equipment & supplies: 2.73%
Glaukos Corp.†	93,480	$13,064,765
iRhythm Holdings, Inc.†	79,806	9,492,923
		22,557,688
Health care providers & services: 7.56%
Alignment Healthcare, Inc.†	295,638	7,039,141
BrightSpring Health Services, Inc.†	159,408	11,117,114
Encompass Health Corp.	73,400	7,419,272
Guardant Health, Inc.†	138,267	20,744,198
RadNet, Inc.†	154,823	9,547,934
Tenet Healthcare Corp.†	35,447	6,631,425
		62,499,084
Life sciences tools & services: 0.42%
Repligen Corp.†	25,611	3,494,365
Pharmaceuticals: 3.29%
Axsome Therapeutics, Inc.†	22,358	5,472,568
Elanco Animal Health, Inc.†	345,555	8,504,108
Teva Pharmaceutical Industries Ltd. ADR†	388,651	13,167,496
		27,144,172
Industrials: 31.99%
Aerospace & defense: 9.40%
ATI, Inc.†	54,504	10,742,738
Axon Enterprise, Inc.†	14,646	8,210,694
Carpenter Technology Corp.	39,990	24,667,432
Curtiss-Wright Corp.	18,296	13,863,977
Mercury Systems, Inc.†	129,861	15,885,896
York Space Systems, Inc.†	175,404	4,318,447
		77,689,184
Building products: 2.18%
Modine Manufacturing Co.†	67,499	18,023,583
Commercial services & supplies: 3.20%
Casella Waste Systems, Inc. Class A†	154,558	14,987,489
RB Global, Inc.	98,319	11,449,248
		26,436,737
Construction & engineering: 4.97%
Argan, Inc.	19,230	15,356,116
Construction Partners, Inc. Class A†	125,913	14,954,687
Legence Corp. Class A†	126,398	10,772,902
		41,083,705
Electrical equipment: 0.99%
Bloom Energy Corp. Class A†	27,009	8,175,624
See accompanying notes to portfolio of investments
2 | Allspring SMID Cap Growth Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Ground transportation: 2.40%
Saia, Inc.†	24,460	$10,301,574
XPO, Inc.†	46,357	9,516,628
		19,818,202
Machinery: 2.65%
Federal Signal Corp.	48,563	6,239,860
RBC Bearings, Inc.†	24,325	15,666,759
		21,906,619
Professional services: 1.28%
UL Solutions, Inc. Class A	104,390	10,633,165
Trading companies & distributors: 4.92%
Applied Industrial Technologies, Inc.	35,636	12,050,314
Herc Holdings, Inc.	40,301	5,776,745
SiteOne Landscape Supply, Inc.†	54,381	6,221,730
Xometry, Inc. Class A†	171,974	16,598,931
		40,647,720
Information technology: 22.90%
Communications equipment: 2.49%
Viavi Solutions, Inc.†	430,467	20,554,799
Electronic equipment, instruments & components: 5.73%
Fabrinet†	15,952	8,966,300
Novanta, Inc.†	13,931	2,260,165
Novanta, Inc. London Stock Exchange†	93,758	15,211,298
Teledyne Technologies, Inc.†	14,022	9,351,272
TTM Technologies, Inc.†	61,781	11,554,283
		47,343,318
IT services: 4.24%
Akamai Technologies, Inc.†	33,765	3,991,361
DigitalOcean Holdings, Inc.†	59,264	9,306,226
MongoDB, Inc. Class A†	26,470	8,891,273
Twilio, Inc. Class A†	62,362	12,867,151
		35,056,011
Semiconductors & semiconductor equipment: 9.57%
FormFactor, Inc.†	71,373	11,414,684
Impinj, Inc.†	41,868	5,996,754
MACOM Technology Solutions Holdings, Inc.†	54,137	20,592,091
Monolithic Power Systems, Inc.	5,832	8,061,923
Qnity Electronics, Inc.	80,871	13,207,043
SiTime Corp.†	17,683	13,183,737
Ultra Clean Holdings, Inc.†	46,815	6,675,351
		79,131,583
Software: 0.87%
Terawulf, Inc.†	290,242	7,168,978
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Real estate: 1.59%
Real estate management & development: 1.59%
Jones Lang LaSalle, Inc.†	42,367	$13,131,652
Utilities: 2.09%
Independent power and renewable electricity producers: 2.09%
Talen Energy Corp.†	44,849	17,233,677
Total common stocks (Cost $518,695,524)		805,534,395

		Yield
Short-term investments: 2.69%
Investment companies: 2.69%
Allspring Government Money Market Fund Select Class♠∞		3.57%	22,249,233	22,249,233
Total short-term investments (Cost $22,249,233)				22,249,233
Total investments in securities (Cost $540,944,757)	100.16%			827,783,628
Other assets and liabilities, net	(0.16)			(1,355,849)
Total net assets	100.00%			$826,427,779

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,220,964	$256,548,926	$(238,520,657)	$0	$0	$22,249,233	22,249,233	$234,179
See accompanying notes to portfolio of investments
4 | Allspring SMID Cap Growth Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,921,981	$0	$0	$11,921,981
Consumer discretionary	93,345,218	0	0	93,345,218
Financials	34,010,608	0	0	34,010,608
Health care	182,222,031	0	0	182,222,031
Industrials	264,414,539	0	0	264,414,539
Information technology	189,254,689	0	0	189,254,689
Real estate	13,131,652	0	0	13,131,652
Utilities	17,233,677	0	0	17,233,677
Short-term investments
Investment companies	22,249,233	0	0	22,249,233
Total assets	$827,783,628	$0	$0	$827,783,628
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring SMID Cap Growth Fund | 5